Derivative Instruments (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Net gains or losses recognized in earnings related to yield maintenance provisions and interest-rate swaps	$ 0	$ 0
Interest Rate Swap [Member]
Derivative [Line Items]
Notional amount	46,474,000	12,039,000
Interest-rate swaps	2,392,000
Posted cash collateral	2,392,000
Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Notional amount	1,048,613,000	297,454,000
Fair value, Derivative assets	$ 18,100,000	3,104,000
Interest Rate Lock Commitments [Member] | Minimum [Member]
Derivative [Line Items]
Commitments period	30 days
Interest Rate Lock Commitments [Member] | Maximum [Member]
Derivative [Line Items]
Commitments period	60 days
TBA Mortgage-Back Securities [Member]
Derivative [Line Items]
Posted cash collateral	$ 4,847,000
Notional amount	506,750,000	225,500,000
Fair value	$ (2,690,000)	$ (350,000)